REVENUE - Provisional Copper and Gold Sales (Details) ozt in Thousands, lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) lb ozt	Dec. 31, 2016 USD ($) lb ozt
Copper
Disclosure of Disaggregation of Revenue [Line Items]
Volumes subject to final pricing Copper (millions) Gold (000s) | lb	40	44
Impact on net income before taxation of 10% movement in market price US$	$ 13	$ 11
Gold
Disclosure of Disaggregation of Revenue [Line Items]
Volumes subject to final pricing Copper (millions) Gold (000s) | ozt	0	13
Impact on net income before taxation of 10% movement in market price US$	$ 0	$ 2